Investment securities, including securities measured at fair value (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 10, 2010
Impairment loss on investment	$ 1,299	$ 0	$ 0
Purchase Of Corporate Covertible Bonds				1,620,000
Debt Instrument, Convertible, Conversion Ratio	0.6020
Proceeds From Sale Of Bond	5,431
Marketable Securities, Gain (Loss)	645
Eturbotouch Technology Inc [Member]
Impairment loss on investment	$ 238